Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Balance at Nov. 25, 2014
Balance, shares at Nov. 25, 2014
Founders' shares, issued for services rendered on November 26, 2014 at $0.0001 per share	$ 2,000			$ 2,000
Founders' shares, issued for services rendered on November 26, 2014 at $0.0001 per share, shares	20,000,000
Net loss for the period			$ (32,764)	(32,764)
Balance at Dec. 31, 2014	$ 2,000		$ (32,764)	$ (30,764)
Balance, shares at Dec. 31, 2014	20,000,000
Balance at Nov. 25, 2014
Balance, shares at Nov. 25, 2014
Net loss for the period				$ (65,766)
Balance at Sep. 30, 2015				(62,866)
Balance at Dec. 31, 2014	$ 2,000		$ (32,764)	(30,764)
Balance, shares at Dec. 31, 2014	20,000,000
Founders' shares, issued for services rendered on November 26, 2014 at $0.0001 per share				2,000
Net loss for the period				(33,002)
Balance at Sep. 30, 2015				$ (62,866)